Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current assets	$ 352,933	$ 510,739
Current liabilities	28,832	15,857
Revenue	213,216	62,677
Other comprehensive income (loss)	(11,876)	71,318
Comprehensive loss	(54,664)	113,172
Osisko Mining [Member]
Statement [Line Items]
Current assets	108,439	100,963
Non-current assets	290,332	173,334
Current liabilities	23,657	4,972
Non-current liabilities	15,941	5,882
Revenue	0	0
Net loss from continuing operations	(19,741)	(10,051)
Net loss from discontinued operations, net of taxes	0	(5)
Other comprehensive income (loss)	(954)	9,695
Comprehensive loss	(20,695)	(361)
Carrying value of investment	73,635	36,680
Fair value of investment	109,504	53,491
Falco [Member]
Statement [Line Items]
Current assets	34,703	34,242
Non-current assets	87,300	35,657
Current liabilities	25,567	16,516
Non-current liabilities	8,424	5,315
Revenue	0	0
Net loss from continuing operations	(6,677)	(8,972)
Net loss from discontinued operations, net of taxes	0	0
Other comprehensive income (loss)	0	0
Comprehensive loss	(6,677)	(8,972)
Carrying value of investment	15,652	12,330
Fair value of investment	20,817	18,535
Barkerville [Member]
Statement [Line Items]
Current assets	67,162	34,698
Non-current assets	31,659	16,000
Current liabilities	15,709	10,211
Non-current liabilities	15,634	5,229
Revenue	0	0
Net loss from continuing operations	(6,733)	(9,744)
Net loss from discontinued operations, net of taxes	0	0
Other comprehensive income (loss)	175	(19)
Comprehensive loss	(6,558)	(9,763)
Carrying value of investment	89,556	16,909
Fair value of investment	106,732	24,253
Dalradian Resources Inc. [Member]
Statement [Line Items]
Current assets	50,088	44,095
Non-current assets	164,310	117,894
Current liabilities	6,437	4,116
Non-current liabilities	685	1,058
Revenue	0	0
Net loss from continuing operations	(8,884)	(7,609)
Net loss from discontinued operations, net of taxes	0	0
Other comprehensive income (loss)	0	0
Comprehensive loss	(8,884)	(7,609)
Carrying value of investment	40,122	3,924
Fair value of investment	$ 42,026	$ 7,313